GENERAL INFORMATION	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

Trinity Biotech plc (the “Company”) was founded in 1992 and listed on the Nasdaq Stock Market shortly after its formation. The Company is a commercial stage biotechnology company focused on diabetes management solutions and human diagnostics, including wearable biosensors. The Company develops, acquires, manufactures and markets diagnostic systems, including both reagents and instrumentation, for the point-of-care and clinical laboratory segments of the diagnostic market. The products are used to detect infectious diseases and to quantify the level of Haemoglobin A1c and other chemistry parameters in serum, plasma and whole blood and the Company intends to develop a range of biosensor devices and related services, starting with a continuous glucose monitoring product.

References in these Consolidated Condensed Interim Financial Statements to "Trinity Biotech" and the “Group” refer to Trinity Biotech plc and its consolidated subsidiaries.

These Condensed Consolidated Interim Financial Statements were approved for issuance by the Company’s Board of Directors on December 22, 2025.